DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011 item
Discontinued operations
Impairment loss for the goodwill	$ 0	$ 139,660	$ 128,522
Number of businesses for which intangible assets and goodwill impairment loss recognized			2
Number of business liquidated			2
Summarized operating results of discontinued operations
Benefits for income taxes	0	0	81,391
Net loss			(334,395)
Qianjiang School and Jianli School
Discontinued operations
Impairment loss for the goodwill			128,522
Impairment loss for the intangible assets			53,122
Amount of remaining assets associated with discontinued operations			0
Amount of remaining liabilities associated with discontinued operations			0
Summarized operating results of discontinued operations
Net revenues			169,304
Pre-tax loss			(415,786)
Benefits for income taxes			81,391
Net loss			$ (334,395)